Leases	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Lessor, Operating Leases [Text Block]

NOTE 5: LEASES

The Company leases substantially all of its office space and vehicles under operating leases. The Company's leases have original lease periods expiring between 2020 and 2029. Some leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancellable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

In June 2012, the Company entered into a lease agreement for new corporate offices in Holon, Israel. The lease expires in January 2024, with an option by the Company to extend for an additional 5-year term. The Company deemed this option as reasonably certain to be renewed.

In April 2019, the Company entered into a lease agreement for a new office in Bangalore, India. The lease expires in April 2029, with an option by the Company to extend for an additional 5-year term. The company deemed this option as not-reasonably certain to be renewed.

The Company has several leased offices in the United States, with expiry dates varying between 2020 and 2026, with no renewal options.

Under Topic 842, all leases with durations greater than 12 months, including non-cancellable operating leases, are now recognized on the balance sheet. The aggregated present value of lease agreements is recorded as a long-term asset titled ROU asset.

The corresponding lease liabilities are classified between operating lease liabilities which are current and long-term.

The components of operating lease costs were as follows:

Year ended December 31,
2019

Operating lease cost	$5,260
Variable lease cost	3,920
Short-term lease cost	177

Total lease costs	$9,357

The following is a summary of weighted average remaining lease terms and discount rates for all of the Company's operating leases:

December 31,
2019

Weighted average remaining lease term (years)	8.50
Weighted average discount rate	5.14%

Cash paid for amounts included in the measurement of operating lease liabilities was $8,651 (included in cash flows from operating activities).

Maturities of lease liabilities are as follows:

2020	8,426
2021	7,872
2022	7,178
2023	6,822
2024	6,264
2025 and thereafter	28,784

Total undiscounted cash flows	65,346
Less imputed interest	(13,640)

Present value of lease liabilities	$51,706